NOTE 3 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Concentrations of Credit Risk (Policies)	12 Months Ended
Dec. 31, 2020
Policies
Concentrations of Credit Risk

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of cash and cash equivalents. The Company has historically maintained cash balances at financial institutions which exceed the current FDIC limit of $250,000 at times during the year.